DERIVATIVES - Location and Amounts Recognized for Fair Value Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (515)	$ (706)	$ (891)
Interest Rate Contracts | Loans | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (515)	$ (706)	$ (891)